Investments in affiliates (Tables)	6 Months Ended
Jun. 30, 2018
Investments in affiliates
Consolidated wholly owned subsidiaries

As of June 30, 2018, Gemini consolidated its wholly owned subsidiaries listed below:

Company	Vessel Name	Year Built	TEU	Date of vessel delivery
Averto Shipping S.A.	Suez Canal	2002	5,610	July 20, 2015
Sinoi Marine Ltd.	Genoa	2002	5,544	August 2, 2015
Kingsland International Shipping Limited	Lodestar (ex NYK Lodestar)	2001	6,422	September 21, 2015
Leo Shipping and Trading S.A.	NYK Leo	2002	6,422	February 4, 2016

Summary of the financial information for equity accounted investments

A condensed summary of the financial information for equity accounted investments 49% owned by the Company shown on a 100% basis are as follows (in thousands):

	As of	As of
	June 30, 2018	December 31, 2017
Current assets	$8,327	$10,014
Non-current assets	$41,441	$40,901
Current liabilities	$6,339	$6,131
Non-current liabilities	$30,813	$32,544

	Six months ended	Six months ended
	June 30, 2018	June 30, 2017
Net operating revenues	$8,625	$8,590
Net income	$376	$725